Income taxes (Details Textual) ₨ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 MXN ($)
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Deferred income taxes not recognized on undistributed earnings of subsidiaries	₨ 19,543		₨ 22,988
Exchange Differences on Foreign Currency translations Recognised In Income Statement On Deferred Tax	(105)		89
Unused tax losses for which no deferred tax asset recognised	4,742		3,926
Tax expense (income)	9,175	$ 125	₨ (1,466)	₨ 3,648
Associated Tax Impact [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Unrecognized tax benefits that would impact effective tax rate	801				$ 224
Profit Tax Impact [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,291
Tax expense (income)	0
Unrecognized tax benefits that would impact effective tax rate	₨ 89				$ 25